Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2020 Fund
December 31, 2024
AFF20-NPRT3-0325
1.811328.120
Bond Funds - 50.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	6,176,957	59,669,409
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	11,084,314	81,691,396
Fidelity Series Emerging Markets Debt Fund (b)	735,641	5,811,561
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	207,989	1,778,310
Fidelity Series Floating Rate High Income Fund (b)	116,294	1,046,649
Fidelity Series High Income Fund (b)	717,705	6,179,440
Fidelity Series International Credit Fund (b)	185,894	1,533,622
Fidelity Series International Developed Markets Bond Index Fund (b)	6,368,925	55,282,269
Fidelity Series Investment Grade Bond Fund (b)	32,511,778	321,216,362
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,698,385	35,568,424
Fidelity Series Real Estate Income Fund (b)	115,864	1,137,785
TOTAL BOND FUNDS (Cost $647,966,682)		570,915,227

Domestic Equity Funds - 26.4%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	2,793,501	44,444,604
Fidelity Advisor Series Growth Opportunities Fund (b)	1,886,838	31,227,170
Fidelity Advisor Series Small Cap Fund (b)	828,864	9,291,564
Fidelity Series All-Sector Equity Fund (b)	1,605,359	20,099,098
Fidelity Series Commodity Strategy Fund (b)	26,388	2,273,596
Fidelity Series Intrinsic Opportunities Fund (b)	223,258	2,373,234
Fidelity Series Large Cap Stock Fund (b)	2,599,485	59,658,187
Fidelity Series Large Cap Value Index Fund (b)	354,818	5,787,086
Fidelity Series Opportunistic Insights Fund (b)	1,582,339	38,276,773
Fidelity Series Small Cap Core Fund (b)	144,488	1,764,193
Fidelity Series Small Cap Discovery Fund (b)	221,340	2,408,174
Fidelity Series Small Cap Opportunities Fund (b)	825,679	12,079,689
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,535,626	34,738,077
Fidelity Series Value Discovery Fund (b)	2,301,950	35,680,221
TOTAL DOMESTIC EQUITY FUNDS (Cost $191,025,036)		300,101,666

International Equity Funds - 20.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,031,196	16,169,148
Fidelity Series Emerging Markets Fund (b)	1,818,806	15,787,236
Fidelity Series Emerging Markets Opportunities Fund (b)	3,454,448	63,285,478
Fidelity Series International Growth Fund (b)	2,361,880	41,167,574
Fidelity Series International Small Cap Fund (b)	957,260	15,507,614
Fidelity Series International Value Fund (b)	3,474,636	41,417,659
Fidelity Series Overseas Fund (b)	3,072,603	41,295,785
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $163,066,332)		234,630,494

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $2,892,821)	294,028	2,934,400

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025	4.52	20,000	20,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	1,760,000	1,755,642
US Treasury Bills 0% 1/30/2025 (d)	4.45	1,240,000	1,235,920
US Treasury Bills 0% 1/9/2025	4.58	60,000	59,951
US Treasury Bills 0% 2/6/2025 (d)	4.47	40,000	39,836
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,110,528)			3,111,349

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	1,134,372	1,134,598
Fidelity Series Government Money Market Fund (b)(f)	4.58	24,841,558	24,841,558
TOTAL MONEY MARKET FUNDS (Cost $25,976,156)			25,976,156

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,034,037,555)	1,137,669,292
NET OTHER ASSETS (LIABILITIES) - 0.0%	122,394
NET ASSETS - 100.0%	1,137,791,686

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	85	Mar 2025	9,636,875	(319,393)	(319,393)
ICE MSCI Emerging Markets Index Contracts (United States)	261	Mar 2025	14,013,090	(485,201)	(485,201)

TOTAL EQUITY CONTRACTS					(804,594)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	284	Mar 2025	30,885,000	(266,707)	(266,707)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	49	Mar 2025	5,208,930	(20,356)	(20,356)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	92	Mar 2025	10,473,625	(259,182)	(259,182)

TOTAL INTEREST RATE CONTRACTS					(546,245)

TOTAL PURCHASED					(1,350,839)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	69	Mar 2025	20,478,338	645,524	645,524

TOTAL FUTURES CONTRACTS					(705,315)
The notional amount of futures purchased as a percentage of Net Assets is 6.1%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,761,070.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,666,819	24,041,152	24,573,359	64,639	(14)	-	1,134,598	1,134,372	0.0%
Total	1,666,819	24,041,152	24,573,359	64,639	(14)	-	1,134,598	1,134,372

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	47,776,092	13,911,296	12,752,440	10,205,059	3,548,005	(8,038,349)	44,444,604	2,793,501
Fidelity Advisor Series Growth Opportunities Fund	33,688,522	4,899,403	11,140,911	2,671,446	2,603,309	1,176,847	31,227,170	1,886,838
Fidelity Advisor Series Small Cap Fund	16,523,129	2,525,977	8,239,535	2,352,690	1,389,902	(2,907,909)	9,291,564	828,864
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	48,803,322	19,599,261	9,202,442	1,559,514	(23,865)	493,133	59,669,409	6,176,957
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	98,989,599	3,469,436	18,359,206	3,000,951	(4,032,164)	1,623,731	81,691,396	11,084,314
Fidelity Series All-Sector Equity Fund	15,858,487	7,043,869	3,629,907	1,319,192	348,963	477,686	20,099,098	1,605,359
Fidelity Series Canada Fund	18,992,480	1,387,718	4,725,470	482,639	1,320,191	(805,771)	16,169,148	1,031,196
Fidelity Series Commodity Strategy Fund	8,279,494	3,058,148	8,659,014	288,340	(3,747,521)	3,342,489	2,273,596	26,388
Fidelity Series Emerging Markets Debt Fund	6,681,054	296,235	1,204,315	261,899	(187,614)	226,201	5,811,561	735,641
Fidelity Series Emerging Markets Debt Local Currency Fund	2,081,932	91,236	308,414	82,451	(36,973)	(49,471)	1,778,310	207,989
Fidelity Series Emerging Markets Fund	21,678,090	663,895	6,672,611	441,923	216,526	(98,664)	15,787,236	1,818,806
Fidelity Series Emerging Markets Opportunities Fund	87,010,914	1,708,164	28,577,947	1,308,319	5,614,534	(2,470,187)	63,285,478	3,454,448
Fidelity Series Floating Rate High Income Fund	1,189,390	82,714	218,872	76,470	(11,602)	5,019	1,046,649	116,294
Fidelity Series Government Money Market Fund	23,706,936	7,190,001	6,055,379	950,727	-	-	24,841,558	24,841,558
Fidelity Series High Income Fund	6,616,149	731,916	1,274,261	320,026	(63,843)	169,479	6,179,440	717,705
Fidelity Series International Credit Fund	1,453,587	71,841	8,254	71,842	787	15,661	1,533,622	185,894
Fidelity Series International Developed Markets Bond Index Fund	50,159,815	14,433,766	8,785,030	1,856,039	(622,907)	96,625	55,282,269	6,368,925
Fidelity Series International Growth Fund	53,631,768	4,401,184	14,151,370	1,707,114	5,664,631	(8,378,639)	41,167,574	2,361,880
Fidelity Series International Small Cap Fund	19,456,467	1,569,387	4,391,163	1,477,236	898,348	(2,025,425)	15,507,614	957,260
Fidelity Series International Value Fund	53,889,841	2,884,752	13,357,718	1,869,708	4,105,486	(6,104,702)	41,417,659	3,474,636
Fidelity Series Intrinsic Opportunities Fund	-	2,404,714	-	21	-	(31,480)	2,373,234	223,258
Fidelity Series Investment Grade Bond Fund	366,862,592	21,667,626	65,228,568	11,373,853	(4,903,334)	2,818,046	321,216,362	32,511,778
Fidelity Series Large Cap Stock Fund	64,123,922	7,156,276	14,817,640	4,797,792	4,150,253	(954,624)	59,658,187	2,599,485
Fidelity Series Large Cap Value Index Fund	6,356,585	813,719	1,526,787	173,317	366,650	(223,081)	5,787,086	354,818
Fidelity Series Long-Term Treasury Bond Index Fund	52,240,665	2,425,009	16,789,049	1,122,063	(7,990,368)	5,682,167	35,568,424	6,698,385
Fidelity Series Opportunistic Insights Fund	37,902,577	7,371,407	9,939,737	2,445,190	2,563,641	378,885	38,276,773	1,582,339
Fidelity Series Overseas Fund	53,776,447	2,478,106	13,175,649	920,312	3,443,259	(5,226,378)	41,295,785	3,072,603
Fidelity Series Real Estate Income Fund	1,269,092	68,432	219,471	62,134	(1,026)	20,758	1,137,785	115,864
Fidelity Series Short-Term Credit Fund	3,270,209	613,438	998,395	104,661	3,985	45,163	2,934,400	294,028
Fidelity Series Small Cap Core Fund	1,862,202	439,032	590,502	24,624	41,372	12,089	1,764,193	144,488
Fidelity Series Small Cap Discovery Fund	-	2,449,824	-	20	-	(41,650)	2,408,174	221,340
Fidelity Series Small Cap Opportunities Fund	20,905,354	2,536,666	10,720,784	1,625,263	3,848,504	(4,490,051)	12,079,689	825,679
Fidelity Series Stock Selector Large Cap Value Fund	37,356,161	7,683,334	9,769,942	3,241,642	1,539,357	(2,070,833)	34,738,077	2,535,626
Fidelity Series Value Discovery Fund	38,267,800	7,905,684	9,911,159	1,405,819	1,212,193	(1,794,297)	35,680,221	2,301,950
	1,300,660,674	156,033,466	315,401,942	59,600,296	21,258,679	(29,127,532)	1,133,423,345	124,156,094

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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